Label	Element	Value
CrossingBridge Long/Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CrossingBridge Long/Short Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CrossingBridge Long/Short Credit Fund (the “Fund”) seeks absolute total returns over a complete market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 22 of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 48 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 07, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 116.33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.33%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation discussed in the table above is reflected only through May 7, 2020 .

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser believes that the Fund’s investment objective of seeking absolute total returns over a complete market cycle, typically three to five years, can be achieved primarily through a portfolio of long and short investments in Credit-Related Instruments (defined below).

The Fund’s investment strategy involves taking both long and short positions in a variety of Credit-Related Instruments based on the perception of such securities being overvalued or undervalued and desire to lessen exposure to general market risk.  In making decisions to “sell short” a Credit-Related Instrument, many factors may be considered, including whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, and whether there has been a clear deterioration of future earnings power.  The Fund’s net long exposure (the market value of long positions minus the market value of short positions) will vary over time based on the Adviser’s assessment of market conditions and other factors.  In general, it is anticipated that the Fund’s portfolio will not be more than 100% short.  With a long position, the Fund purchases a security outright, while with a short position, the Fund sells a security that it has borrowed.  When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price.  The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.”

In managing the Fund’s holdings, the Adviser combines a top-down, in-depth understanding of credit cycles with a bottom-up, fundamental research process and event-driven investment selection that the Adviser believes will produce consistent returns through all phases of economic and market cycles.

The Fund may invest in fixed income securities of U.S. and foreign issuers (including issuers located in emerging markets), and derivative instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”).  Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in Credit-Related Instruments.  Credit-Related Instruments include corporate bonds, debt securities and other fixed income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities) and private-sector entities, municipal securities, exchange-traded notes (“ETNs”), convertible securities, distressed debt securities, bank loan participations, and mortgage-backed and asset-backed securities and variable and floating rate securities.  The Fund’s investments in mortgage-backed and asset-backed securities may be issued by various U.S. Government, municipal or private-sector entities, and may consist of residential mortgage-backed securities and commercial mortgage-backed securities.  These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.”  Credit-Related Instruments may also be secured or unsecured, or have various rankings (such as senior or subordinate) to other debt securities of the same issuer.  In addition to direct investments in Credit-Related Instruments and derivative instruments that are linked to Credit-Related Instruments, the Fund may invest in shares of other investment companies that invest in Credit-Related Instruments and derivative instruments that are linked to Credit-Related Instruments, including shares of exchange-traded funds (“ETFs”) or closed-end funds.

The Fund may also invest up to 20% of its net assets in equity instruments, including long and short positions in equity securities of companies with market capitalizations of any size, including common and preferred stock of U.S. and foreign issuers (including issuers located in emerging markets), equity swaps and derivative instruments that are linked to equity securities.  In addition to direct investments in equity securities and equity-linked instruments, the Fund may invest in shares of other investment companies and ETFs that invest in equity securities and equity-linked instruments.

The Fund’s investments in derivative instruments, specifically futures contracts, options, options on futures contracts, swap agreements and credit default swaps (collectively, “Derivatives”), may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge,” against market volatilities and other risks.  The Fund may use a Derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to an asset class.

Derivatives and short sale transactions involve the use of leverage.  Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to meet any applicable asset coverage obligations under the 1940 Act.  The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Adviser monitors the Fund’s portfolio on a daily basis, and may sell or reduce a position when a more attractive investment becomes available or when the value of an investment becomes unattractive, taking into consideration current market conditions.  The Fund may also sell an investment based on the Adviser’s re-evaluation of an investment’s credit profile.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•
General Market Risk.  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•
Recent Market Events Risk.  Changes in market conditions will not have the same impact on all types of securities.  In response to the global financial crisis that began in 2008, the U.S. government, the Federal Reserve and certain foreign banks took  steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support could negatively impact financial markets generally, and have, to a certain extent, resulted in higher interest rates and increased market volatility.  A rising interest rate environment may reduce the value and liquidity of certain securities held by the Fund.  The full impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security the Fund purchases or sells short, respectively, may prove to be incorrect and that the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.

•
Bank Loan Risk.  The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  Bank loans may not be securities and therefore may not have the protections afforded by the federal securities laws.  The settlement period for transactions involving bank loans may be longer than seven days.

•
Convertible Securities Risk.  The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.  In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.  Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its debt securities but less risk than its common stock.

•
Credit-Related Instruments Risk.  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.

•
High-Yield Securities Risk.  The fixed income investments held by the Fund that are rated below investment grade, also known as “junk bonds”, are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income investments.

•
Distressed Securities Risk. The Fund’s investment in distressed securities may involve a substantial degree of risk.  These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default.  Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

•
Derivatives Risk.  Derivatives, including futures contracts, options, options on futures contracts, swap agreements and credit default swaps, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed, and may cause the Fund to lose more money than the principal amount invested in such instruments.  In addition, Derivatives also involve the risk of mispricing or improper valuation, and the value of a Derivative may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.  Specific types of Derivatives are also subject to a number of additional risks, such as:

•
Options and Futures Risk.  Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

•	Swap Agreement Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

•
Credit Default Swap Risk.  Credit default swaps are subject to general market risk, liquidity risk and counterparty credit risk.  If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment.  If the Fund is a seller in a credit default swap and an event of default occurs, there may be a loss of value to the Fund.

•	Liquidity Risk. The Fund may not be able to sell or close out a derivative instrument.

•	Interest Rate Risk. Underlying investments may lose value due to interest rate changes.

•	Credit Risk. Underlying investments may lose value due to borrowers defaulting or failing to pay back debt.

•
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability or unwillingness of counterparties to meet the terms of their contacts.

•
Short Sales Risk.  The risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale.  Therefore, the risk of loss may be unlimited.  In addition, the Fund must pay any dividends or interest payable that accrues on a security sold short until it is replaced.

•
Foreign Investments Risk.  Investments in Credit-Related Instruments of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  Income earned on foreign investments may be subject to foreign withholding taxes.  The Fund may invest in emerging market countries, which can involve higher degrees of risk as compared with developed economies.

•
Investment Company and Exchange-Traded Fund Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The Fund also will incur brokerage costs when it purchases and sells ETFs.  ETFs may trade at a discount or premium to net asset value.

•
Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.

•
Municipal Securities Risk.  The value of municipal securities may be adversely affected by local political and economic factors, supply and demand factors, the creditworthiness of the issuer, or the ability of the issuer or projects backing such securities to generate taxes or revenues.

•
Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Non-Diversified Fund Risk.  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•
Leverage Risk.  Leverage is the practice of borrowing money to purchase securities.  Investments in Derivatives and selling securities short also involve the use of leverage.  Leverage can increase the investment returns of the Fund.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  The Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents, and other liquid securities, to meet any applicable asset coverage obligations under the 1940 Act.  However, if the value of such collateral declines, margin calls by lending brokers could result in the liquidation of collateral securities at disadvantageous prices.

•
Tax Risk.  The Fund’s investment strategies, specifically its investments in Derivatives, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-898-2780
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crossingbridgefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
* The returns shown in the bar chart are for Institutional Class shares of the Fund.  Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return for Institutional Class shares as of March 31, 2018 was 0.06%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was 2.55% for the quarter ended June 30, 2016, and the lowest quarterly return was -0.31% for the quarter ended September 30, 2017.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.31%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Class A returns shown above reflect applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class shares. The after-tax returns for Class A shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures in the table for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class shares.  The after-tax returns for Class A shares will vary.  The Class A returns shown above reflect applicable sales charges.

In certain cases, the figure representing “Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures in the table for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2017
CrossingBridge Long/Short Credit Fund | Bloomberg Barclays U.S. Aggregate Total Return Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Total Return Bond Index (reflects no deduction for fees, expenses or taxes)
Averagel Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.50%
Averagel Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Averagel Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2015
CrossingBridge Long/Short Credit Fund | CrossingBridge Long/Short Credit Fund - Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption on share purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%
Dividends and Interest Expense on Short Positions	rr_Component2OtherExpensesOverAssets	0.43%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,434
Annual Return 2016	rr_AnnualReturn2016	6.77%
Annual Return 2017	rr_AnnualReturn2017	0.93%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Averagel Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.93%
Averagel Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Averagel Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2015
CrossingBridge Long/Short Credit Fund | CrossingBridge Long/Short Credit Fund - Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Averagel Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.31%)
Averagel Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
CrossingBridge Long/Short Credit Fund | CrossingBridge Long/Short Credit Fund - Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Averagel Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.53%
Averagel Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
CrossingBridge Long/Short Credit Fund | CrossingBridge Long/Short Credit Fund - Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption on share purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%
Dividends and Interest Expense on Short Positions	rr_Component2OtherExpensesOverAssets	0.41%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.08%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	750
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,036
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Averagel Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.40%)
Averagel Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Averagel Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2015

[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between CrossingBridge Advisors, LLC (the "Adviser"), the Fund's investment adviser, and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts) leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), dividends and interest expenses on short positions, acquired fund fees and expenses, brokerage commissions and other transaction expenses, expenses incurred in connection with any merger or reorganization, proxy expenses, and extraordinary expenses (collectively "Excluded Expenses")) do not exceed 1.25% of the Fund's average annual net assets, through at least May 7, 2020. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 1.25%. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund's expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.